Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2021	2020
QB2 variable consideration to IMSA and ENAMI (a)	$(141)	$56
Foreign exchange gains (losses)	39	(2)
Loss on debt redemption or purchase (Note 18(b))	—	(11)
Other	(3)	—
	$(105)	$43

a) QB2 variable consideration to IMSA and ENAMI